Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 2,981	€ 2,213
Decrease in supplier receivables	600
Decrease in other receivables	(4,215)	(5,034)	€ (721)
Current advances to suppliers	2,600	3,000
Research tax credit	4,091	2,490	€ 1,927
2022 Tax Year [Member]
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	4,100
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		2,500
Nanobiotix S.A. | 2022 Tax Year [Member]
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,900
Nanobiotix S.A. | 2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,884	2,300
Curadigm SAS | 2022 Tax Year [Member]
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	207
Curadigm SAS | 2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	207	218
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,500	1,000
AON Contract
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Insurance Contracts		700
CRF Contract
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Insurance Contracts		600
Cetuximab Contract
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses		€ 100